Goodwill and Intangible Assets, Net (Details) - Schedule of carrying value of goodwill - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Beginning balance		$ 127,068	$ 130,642
Disposal of UltraMIST		(3,764)
Impairment
Adjustment			(3,574)
Ending Balance		123,304	127,068
Cell Therapy [Member]
Goodwill [Line Items]
Beginning balance		112,347	112,347
Disposal of UltraMIST
Impairment
Adjustment	[1]
Ending Balance		112,347	112,347
Degenerative Disease [Member]
Goodwill [Line Items]
Beginning balance		7,374	7,374
Disposal of UltraMIST		(3,764)
Impairment
Adjustment	[1]
Ending Balance		3,610	7,374
Biobanking [Member]
Goodwill [Line Items]
Beginning balance		7,347	10,921
Disposal of UltraMIST
Impairment
Adjustment	[1]		(3,574)
Ending Balance		$ 7,347	$ 7,347

[1]	An adjustment was recorded to reflect a purchase price adjustment related to the fair value of contingent consideration.